CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Schedule of Capital Computation	The Company’s capital at December 31, 2025 and 2024, as defined above, is summarized in the following table:

	2025	2024
Equity	$5,795,307	$3,397,552
Loans and borrowings	1,554,680	1,347,831
	7,349,987	4,745,383
Less: cash and cash equivalents	(407,355)	(239,329)
	$6,942,632	$4,506,054